SCHEDULE III, REAL ESTATE AND ACCUMULATED DEPRECIATION, Rollforward of Gross Carrying Amount and Accumulated Depreciaton (Details) - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2012 [1]	Dec. 31, 2014		Dec. 31, 2013
Gross Carrying Amount [Roll Forward]
Beginning of period	$ 126,201	$ 1,373,428		$ 164,360	[1]
Acquisitions	37,872	260,543		1,205,607
Additions	297	8,538		3,502
Disposals and other	(10)	(3,580)		(41)
End of period	164,360	1,638,929	[2]	1,373,428
Accumulated Depreciation [Roll Forward]
Beginning of period	0	(10,526)		(1,558)	[1]
Depreciation expense	(1,559)	(46,622)		(8,984)
Disposals and other	1	160		16
Balance at end of year	$ (1,558)	$ (56,988)		$ (10,526)

[1]	The rollforward of the gross real estate investment for the period ended December 31, 2012 excludes any activity in the predecessor period as such balances are on a different basis of accounting. The balance at the beginning of period for period ended December 31, 2012 reflects the Company's initial investment in senior housing properties.
[2]	For United States federal income tax purposes, the initial aggregate cost basis, including furniture, fixtures, and equipment, for New Senior's senior housing real estate assets at December 31, 2014 was approximately $1.66 billion.